Auditors' fees - Fees of the auditors (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ernst and Young [member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts			€ 10.0
Subtotal			10.1
Other services		€ 0.4	0.4
Total		€ 0.4	€ 10.5
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)			96.00%
Subtotal, percent of total (as a percent)			96.00%
Other services, percent of total (as a percent)		100.00%	4.00%
Total (as a percent)		100.00%	100.00%
Ernst and Young [member] | Parent Company [Member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts			€ 5.2
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)			50.00%
Deloitte [Member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 8.8	€ 8.2
Subtotal	8.8	8.2
Other services	0.3	0.1
Total	€ 9.1	€ 8.4
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	96.00%	98.00%
Subtotal, percent of total (as a percent)	97.00%	99.00%
Other services, percent of total (as a percent)	3.00%	1.00%
Total (as a percent)	100.00%	100.00%
Deloitte [Member] | Parent Company [Member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 4.6	€ 4.6
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	50.00%	55.00%
KPMG [member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 10.9	€ 9.9	€ 10.2
Services required by the law	0.1	0.2	0.5
Subtotal	11.0	10.1	10.7
Other services	0.9	0.4	0.1
Total	€ 11.9	€ 10.5	€ 10.8
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	92.00%	94.00%	94.00%
Services required by the law, percent of total (as a percent)	1.00%	2.00%	5.00%
Subtotal, percent of total (as a percent)	92.00%	96.00%	99.00%
Other services, percent of total (as a percent)	8.00%	4.00%	1.00%
Total (as a percent)	100.00%	100.00%	100.00%
KPMG [member] | Parent Company [Member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 4.3	€ 4.4	€ 5.1
Services required by the law		€ 0.2	€ 0.2
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	36.00%	42.00%	47.00%
Services required by the law, percent of total (as a percent)		2.00%	2.00%